Vanguard Market Neutral Fund Investment Strategy - Institutional Prospectus [Member] - Vanguard Market Neutral Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, following a market neutral strategy, which the Fund defines as a strategy designed to produce a portfolio that is neutral with respect to general stock market risk (sometimes referred to as beta neutrality). Beta is a measure of a portfolio’s volatility relative to the volatility of the general stock market. The Fund, as a whole, does not seek to adhere to any other definition of market neutrality.To implement the strategy, the advisor buys securities that it believes offer an appropriate balance between strong growth prospects and reasonable valuations relative to their industry peers and sells short securities that the advisor expects to be overvalued or have weak growth prospects, in amounts that it believes will achieve market neutrality. By taking long and short positions in different securities, the Fund attempts to limit the effect of market movements on portfolio performance. The advisor does this by using a quantitative process and may, at any time, buy or sell short any number of publicly traded, exchange-listed equity securities. In addition, the advisor may emphasize specific industries, styles (growth/value), capitalization ranges, countries, or other factors. The overall performance of the Fund depends on the net performance of its long and short positions. It is possible for the Fund to experience a net loss across all positions; however, if the Fund’s investment strategy is successful, the net performance of its long and short positions will produce long-term capital appreciation that reflects the quality of the advisor’s security selections, with limited exposure to general stock market risk.The Fund’s long/short market neutral investment strategy is an absolute-return investment approach seeking performance that exceeds the returns of 3-month U.S. Treasury bills. An investment in the Fund, however, is different from an investment in 3-month U.S. Treasury bills because, among other things, U.S. Treasury bills are backed by the full faith and credit of the U.S. government, U.S. Treasury bills have a fixed rate of return, investors in U.S. Treasury bills have a very low risk of losing their investment, and an investment in the Fund is expected to be substantially more volatile than an investment in U.S. Treasury bills.Because of the Fund’s market neutral strategy, the Fund’s overall price movements are not expected to correlate with the general stock market’s price movements. In other words, the Fund is expected to have returns that are independent of the returns and direction of the general stock market.